Short-Term and Long-Term Debts	12 Months Ended
Dec. 31, 2025
Short-Term and Long-Term Debts [Abstract]
Short-term and long-term debts
12.	Short-term and long-term debts

Short-term debts

Starting from September 2023, the Company entered into multiple short-term loan agreements with banks for working capital and general business purposes. As of December 31, 2025, the loans bear a weighted average interest rate of 3.3% and weighted average years to maturity of 0.42 year. During the years ended December 31, 2023, 2024 and 2025, the Company borrowed RMB20,000,000, RMB20,000,000 and RMB43,000,000, and repaid nil, RMB22,000,000 and RMB18,000,000, respectively. The guaranty information of the Company’s outstanding short-term loans as of December 31, 2024 and 2025 consist of the following:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB

Guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company’s organizational structure	18,000,000	18,000,000
Guaranteed by Mr. Jianping Kong and one subsidiary within the Company’s organizational structure	—	15,000,000
Guaranteed by the Mr. Jianping Kong, one subsidiary within the Company’s organizational structure, and a third party financial institution	—	10,000,000

Long-term debts

On August 11, 2022, the Company entered into a line of credit agreement with Zhejiang Shaoxing Ruifeng Rural Commercial Bank for a credit line up to RMB100,000,000 with a due date on July 25, 2030. In June 2023, the credit line was increased to a maximum amount of RMB148,000,000, with guarantee provided by Mr. Jianping Kong starting from July 2023. In April 2024, the credit line was increased to a maximum amount of RMB198,000,000, with additional pledge by the Company’s property, plant and equipment. During the years ended December 31, 2023, 2024 and 2025, the Company borrowed RMB108,247,467, RMB200,030,488 and RMB7,109,198 under the credit line and repaid RMB1,530,000, RMB147,667,636 and RMB5,350,000 respectively. The loans bear a weight average interest rate of 5.06% with repayment dates for parts of the loan ranging from June 20, 2026 to July 25, 2030. The loans are pledged by the property, plant and equipment and land use right of the Company (mentioned in Note 8 and Note 9).

As of December 31, 2025, the future maturities of long-term debts are as below:

As of December 31,	RMB
2026	6,890,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
2030	140,992,834
Thereafter	—
Total	177,792,834